Consolidated Statements of Changes in Shareholders' Equity - CAD CAD in Thousands	Common shares [Member]	Preferred shares [Member]	Total share capital [Member]	Accumulated earnings [Member]	Equity-settled employee benefits reserve [Member]	Foreign currency translation reserve [Member]	Total reserves [Member]	Total
Balance as at beginning at Dec. 31, 2014	CAD 340,602	CAD 316,272	CAD 656,874	CAD 451,628	CAD 26,896	CAD (4,230)	CAD 22,666	CAD 1,131,168
Changes in equity [Roll Forward]
Net income (loss)				(266,939)				(266,939)
Dividends declared on preferred shares				(10)				(10)
Other comprehensive income (loss), net of tax (expense) recovery of $(1,425), $(1,424) and $673 for the year ended December 31, 2015, 2016 and 2017, respectively				3,800		44,740	44,740	48,540
Share-based compensation					5,369		5,369	5,369
Balance as at end at Dec. 31, 2015	340,602	316,272	656,874	188,479	32,265	40,510	72,775	918,128
Changes in equity [Roll Forward]
Net income (loss)				292,900				292,900
Dividends declared on preferred shares				(10)				(10)
Repurchase of stock options				(15,913)	(8,745)		(8,745)	(24,658)
Issuance of share capital on stock option exercise		1,861	1,861	(1,269)	(592)		(592)
Other comprehensive income (loss), net of tax (expense) recovery of $(1,425), $(1,424) and $673 for the year ended December 31, 2015, 2016 and 2017, respectively				3,676		(1,765)	(1,765)	1,911
Share-based compensation					5,770		5,770	5,770
Balance as at end at Dec. 31, 2016	340,602	318,133	658,735	467,863	28,698	38,745	67,443	1,194,041
Changes in equity [Roll Forward]
Net income (loss)				505,053				505,053
Dividends declared on preferred shares				(10)				(10)
Return of capital	(314,022)	(192,113)	(506,135)					(506,135)
Issuance of share capital on stock option exercise		82	82		(5)		(5)	77
Other comprehensive income (loss), net of tax (expense) recovery of $(1,425), $(1,424) and $673 for the year ended December 31, 2015, 2016 and 2017, respectively				(4,498)		(48,563)	(48,563)	(53,061)
Share-based compensation					2,856		2,856	2,856
Balance as at end at Dec. 31, 2017	CAD 26,580	CAD 126,102	CAD 152,682	CAD 968,408	CAD 31,549	CAD (9,818)	CAD 21,731	CAD 1,142,821